Commitments and Contingencies (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Rental expense	$ 15,200,000	$ 13,900,000	$ 10,400,000
Loans receivable, net	12,882,544,000	10,306,786,000
Letters of credit outstanding	1,180,000,000
Standby letters of credit extended for a term, years	1 year
One to Four Family Mortgage Loans
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans receivable, net	341,700,000	384,900,000
Commitments To Fund Loans
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Commitment	16,900,000
Commitments To Sell Loans
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Commitment	15,000,000
Standby Letters of Credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Letters of credit outstanding	21,600,000
Commercial Loan
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Letters of credit outstanding	118,000
Commercial Real Estate
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Commitments to fixed- and variable-rate loans	447,800,000
Commercial and Industrial Loans
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Commitments to fixed- and variable-rate loans	94,500,000
Commitments To Originate Fixed
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Commitments to fixed- and variable-rate loans	84,700,000
Commitments To Purchase Fixed [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Commitments to fixed- and variable-rate loans	121,700,000
Unused lines of Credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Commitment	$ 519,500,000